Debt due within one year - Details of Securitized Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Securitized trade receivables	$ 2,300	$ 1,300
Average interest rate throughout the year	3.15%	1.07%
Securitized receivables	$ 3,353	$ 1,701